IMPAIRMENT REVIEW	12 Months Ended
Dec. 31, 2017
IMPAIRMENT REVIEW
IMPAIRMENT REVIEW

13. IMPAIRMENT REVIEW

        Goodwill—Management of the Group performs impairment tests for the goodwill assigned to the cash-generating units at least annually and when there are any indications that the carrying amount of the CGU is impaired.

        Tangible and intangible assets excluding goodwill—At the end of each reporting period, management of the Group reviews the carrying amounts of its tangible and intangible assets to determine whether there is any indication that those assets have suffered an impairment loss. If any such indication exists, the recoverable amount of the assets is estimated in order to determine the extent of the impairment loss.

        When reviewing for indicators of impairment management of the Group considers the relationship between its market capitalization and book value, changes in country risk premiums and other.

        When the carrying amount of the CGU exceeds its recoverable amount, assets allocated to this CGU must be impaired.

        The recoverable amounts of the CGUs are determined based on their value in use. In assessing value in use, the estimated future cash flows are discounted to present value using a pre-tax discount rate that reflects current market assessments of the time value of money and the risks specific to the CGU.

        Future cash flows calculations are based on a five-year operations plan, which is prepared and approved by the management of the Group. Estimation of future cash flows requires assumptions to be made in respect of uncertain factors, including management's expectations of the following: OIBDA margin, timing and amount of future capital expenditure, terminal growth rates and appropriate discount rates to reflect the risks involved.

        During the year ended December 31, 2017 the Group recognized impairment charges in the amount of RUB 3,775 million, including RUB 3,204 million in respect of the non-current assets of the CGU "Turkmenistan" and RUB 571 million in respect of the non-current assets of the CGU "NVision Czech Republic". Impairment charges were recorded in a separate line item as a part of operating profit in the consolidated statements of profit or loss.

        CGU "Turkmenistan" provided mobile services across multiple regions of Turkmenistan.The impairment in the CGU "Turkmenistan" reflects uncertainty in respect of the ability to continue operations in Turkmenistan. In September, 2017, the Group's subsidiary in Turkmenistan suspended the provision of telecommucation services to its subscribers, due to the termination by Turkmen state-owned companies and state authorities of line rental, frequency allocation, interconnect, and other agreements necessary to servicing clients. The recoverable amount of the CGU "Turkmenistan" was equal to nil as of December 31, 2017.

        CGU "NVision Czech Republic" tailors in-house software solutions, provides support and managed services to telecom operators, delivers electronic and mechanical manufacturing services. The impairment in the CGU "NVision Czech Republic" reflects lower operating performance. The recoverable amount of the CGU "NVision Czech Republic" was RUB 954 million as of December 31, 2017.

        Impairment charges are attributable to operating segments of the Group, reported as a part of the "Other" category, which does not constitute a reportable segment (Note 26).

        The total amount of the impairment loss for the year ended December 31, 2017 was allocated to the carrying amounts of property, plant and equipment and other intangible assets as follows:

	Turkmenistan	NVision Czech Republic
Property, plant and equipment	3,063	564
Other intangible assets	141	7

Total	3,204	571

        During the year ended December 31, 2016 no impairment charges were recorded.

        As a result of impairment test as of December 31, 2015 the impairment charge of RUB 3.5 billion was recorded in a separate line item within operating profit in the consolidated statement of profit or loss in respect of the Group's investment in the CGU "Armenia". CGU "Armenia" provides mobile and fixed line services across multiple regions of Armenia. The impairment charge is attributable to the operating segment of the Group, reported as a part of the "Other" category, which does not constitute a reportable segment (Note 26). This charge relates solely to goodwill. The impairment reflects the decrease of interconnect traffic and related revenue due to dramatic growth of prices for international calling from Russia to Armenia. The recoverable amount of CGU "Armenia" was RUB 18.5 billion as of December 31, 2015.

Key assumptions used for value in use calculation:

        OIBDA margin and capital expenditures were primarily derived from internal sources, based on past experience and extended to include management expectations.

        The table below presents OIBDA margin utilized for value in use calculation of related CGUs:

CGU	December 31, 2017	December 31, 2016
Russia convergent	38.0% - 39.1%	34.6% - 37.0%
Armenia	40.2% - 41.2%	42.0% - 45.0%
Moscow fixed line	41.0% - 48.5%	42.2% - 51.0%
Ukraine	31.4% - 40.6%	40.6% - 46.5%
NVision Czech Republic	4.2%	5.5% - 6.8%

        The table below presents capital expenditure as a percentage of revenue utilized for value in use calculation of related CGUs:

CGU	December 31, 2017	December 31, 2016
Russia convergent	17.2%	18.8%
Armenia	17.8%	11.9%
Moscow fixed line	20.6%	17.5%
Ukraine	22.7%	19.9%
NVision Czech Republic	2.5%	2.7%

        The terminal growth rate into perpetuity has been determined based on the nominal gross domestic product rates for the country of operation, adjusted for specific characteristic of the CGUs business.

        The table below presents terminal growth rate utilized for value in use calculation of related CGUs:

CGU	December 31, 2017	December 31, 2016
Russia convergent	1%	1%
Armenia	nil	nil
Moscow fixed line	1%	1%
Ukraine	3%	3%
NVision Czech Republic	2%	2%

        The discount rate, applied to measure free cash flow is the weighted average cost of capital according to the finance structure established for each CGU.

        The table below presents pre-tax rates for discounting of cash flows in functional currencies of related CGUs:

CGU	December 31, 2017	December 31, 2016
Russia convergent	16.0%	15.1%
Armenia	15.2%	15.5%
Moscow fixed line	14.5%	13.7%
Ukraine	20.8%	21.6%
NVision Czech Republic	8.7%	8.7%

Sensitivity analysis

        Management believes that no reasonably possible change in any of the above key assumptions would cause the carrying value of any cash-generating unit to materially exceed its recoverable amount, except for the CGU "NVision Czech Republic".

        After the recognition of the impairment of non-current assets the carrying value of the CGU "NVision Czech Republic" is equal to the estimated recoverable amount, any adverse change in key assumptions would, in isolation, cause a further impairment loss to be recognized.

        The changes in the following table to assumptions used in the impairment review of the CGU "NVision Czech Republic" would have, in isolation, led to following changes to the impairment loss recognized in the year ended December 31, 2017:

	Increase by 1 pps	Decrease by 1 pps
Pre-tax discount rate	(127)	172
OIBDA margin	523	(523)
Average capital expenditure as a percentage of revenue	(523)	523